Regulatory Assets, Liabilities, And Balancing Accounts	12 Months Ended
Dec. 31, 2011
Regulatory Assets, Liabilities, And Balancing Accounts

NOTE 3: REGULATORY ASSETS, LIABILITIES, AND BALANCING ACCOUNTS

Regulatory Assets

Current Regulatory Assets

At December 31, 2011 and 2010, the Utility had current regulatory assets of $1,090 million and $599 million, respectively, consisting primarily of ERBs, price risk management regulatory assets, the Utility's retained generation regulatory assets, and the electromechanical meters regulatory asset. The regulatory asset for ERBs of $336 million represents the refinancing of the regulatory asset provided for in the Chapter 11 Settlement Agreement. The Utility expects to fully recover this asset by the end of 2012 when the ERBs mature. (See Note 5 below.) The current portion of price risk management regulatory assets of $450 million represents the expected future recovery of unrealized losses related to price risk management derivative instruments over the next year. (See Note 10 below.) The Utility expects to recover these losses, as part of its energy procurement costs, as they are realized over the next year. The current portion of the Utility's retained generation regulatory assets of $62 million represents the amortization of underlying generation facilities expected to be recovered within the next 12 months. (See "Long-Term Regulatory Assets" below.) The current portion of the Utility's regulatory asset that represents the net book value of electromechanical meters of $49 million is expected to be recovered within the next 12 months.

Long-Term Regulatory Assets

Long-term regulatory assets are composed of the following:

	Balance at December 31,
(in millions)	2011	2010
Pension benefits	$2,899	$1,759
Deferred income taxes	1,444	1,250
Utility retained generation	613	666
Environmental compliance costs	520	450
Price risk management	339	424
Electromechanical meters	247	-
Unamortized loss, net of gain, on reacquired debt	163	181
Energy recovery bonds	-	735
Other	281	381

Total long-term regulatory assets	$6,506	$5,846

The regulatory asset for pension benefits represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP, which also includes amounts that otherwise would be recorded to accumulated other comprehensive loss in the Consolidated Balance Sheets. (See Note 12 below.)

The regulatory asset for deferred income taxes represents deferred income tax benefits previously passed through to customers. The CPUC requires the Utility to pass through certain tax benefits to customers by reducing rates, thereby ignoring the effect of deferred taxes. Based on current regulatory ratemaking and income tax laws, the Utility expects to recover these regulatory assets over average plant depreciation lives of 1 to 45 years.

In connection with the Chapter 11 Settlement Agreement, the CPUC authorized the Utility to recover $1.2 billion of costs related to the Utility's retained generation assets. The individual components of these regulatory assets are being amortized over the respective lives of the underlying generation facilities, consistent with the period over which the related revenues are recognized. The weighted average remaining life of the assets is 13 years.

The regulatory asset for environmental compliance costs represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP. The Utility expects to recover these costs over the next 32 years, as the environmental compliance work is performed. (See Note 15 below.)

The regulatory asset for price risk management represents the expected future recovery of unrealized losses related to price risk management derivative instruments beyond one year. The Utility expects to recover these losses as they are realized over the next 11 years. (See Note 10 below.)

The regulatory asset for electromechanical meters represents the expected future recovery of the net book value of electromechanical meters that have been replaced with SmartMeter™ devices. The Utility expects to recover this regulatory asset over the next five years.

The regulatory asset for unamortized loss, net of gain, on reacquired debt represents the expected future recovery of costs related to debt reacquired or redeemed prior to maturity with associated discount and debt issuance costs. These costs are expected to be recovered over the next 15 years, which is the remaining amortization period of the reacquired debt. The Utility expects to fully recover these costs by 2026.

The regulatory asset related to ERBs is classified as current as of December 31, 2011, as the ERBs will mature December 31, 2012. (See "Current Regulatory Assets" above).

At December 31, 2011 and 2010, "other" primarily consisted of regulatory assets relating to ARO expenses for decommissioning of the Utility's fossil fuel-fired generation facilities that are probable of future recovery through the ratemaking process; costs that the Utility incurred in terminating a 30-year power purchase agreement which are being amortized and collected in rates through September 2014; and costs incurred in relation to the Utility's plan of reorganization under Chapter 11 that became effective in April 2004 and are being amortized and collected in rates through April 2034.

In general, the Utility does not earn a return on regulatory assets if the related costs do not accrue interest. Accordingly, the Utility earns a return only on its retained generation regulatory assets, regulatory assets for electromechanical meters, and regulatory assets for unamortized loss, net of gain, on reacquired debt.

Regulatory Liabilities

Current Regulatory Liabilities

At December 31, 2011 and 2010, the Utility had current regulatory liabilities of $161 million and $81 million, respectively, primarily consisting of amounts that the Utility expects to refund to customers for over-collected electric transmission rates and amounts that the Utility expects to refund to electric transmission customers for their portion of settlements the Utility entered into with various electricity suppliers to resolve certain remaining Chapter 11 disputed claims. (See Note 13 below.) Current regulatory liabilities are included within current liabilities – other in the Consolidated Balance Sheets.

Long-Term Regulatory Liabilities

Long-term regulatory liabilities are composed of the following:

	Balance at December 31,
(in millions)	2011	2010
Cost of removal obligation	$3,460	$3,229

Recoveries in excess of ARO	611	600

Public purpose programs	499	573

Other	163	123

Total long-term regulatory liabilities	$4,733	$4,525

The regulatory liability for the Utility's cost of removal obligations represents differences between asset removal costs recorded and amounts collected in rates for those costs.

The regulatory liability for recoveries in excess of ARO represents differences between ARO expenses and amounts collected in rates for the decommissioning of the Utility's nuclear power facilities. Decommissioning costs recovered in rates are placed in nuclear decommissioning trusts. The regulatory liability for recoveries in excess of ARO also represents the deferral of realized and unrealized gains and losses on those nuclear decommissioning trust assets.

The regulatory liability for public purpose programs represents amounts received from customers designated for public purpose program costs that are expected to be incurred in the future. The public purpose programs regulatory liabilities primarily consist of amounts collected from customers to pay for costs that the Utility expects to incur in the future under energy efficiency programs designed to encourage the manufacture, design, distribution, and customer use of energy efficient appliances and other energy-using products; under the California Solar Initiative program to promote the use of solar energy in residential homes and commercial, industrial, and agricultural properties; and under the Self-Generation Incentive program to promote distributed generation technologies installed on the customer's side of the utility meter.

At December 31, 2011 and 2010, "other" primarily consisted of regulatory liabilities related to the gain associated with the Utility's acquisition of the permits and other assets related to the Gateway Generating Station as part of a settlement that the Utility entered into with Mirant Corporation and price risk management regulatory liabilities representing the expected future refund of unrealized gains related to price risk management derivative instruments with terms in excess of one year. (See Note 10 below.)

Regulatory Balancing Accounts

The Utility's current regulatory balancing accounts represent the amounts expected to be received from or refunded to the Utility's customers through authorized rate adjustments within the next 12 months. Regulatory balancing accounts that the Utility does not expect to collect or refund in the next 12 months are included in other noncurrent assets – regulatory assets and noncurrent liabilities – regulatory liabilities in the Consolidated Balance Sheets.

Current Regulatory Balancing Accounts, net

	Receivable (Payable)
	Balance at December 31,
(in millions)	2011	2010

Utility generation	$241	$303

Distribution revenue adjustment mechanism	223	145

Public purpose programs	97	164

Hazardous substance	57	38

Gas fixed cost	16	56

Energy procurement	(48)	(25)

Energy recovery bonds	(105)	(34)

Other	227	202

Total regulatory balancing accounts, net	$708	$849

The utility generation balancing account is used to record and recover the authorized revenue requirements associated with Utility-owned electric generation, including capital and related non-fuel operating and maintenance expenses. The distribution revenue adjustment mechanism balancing account is used to record and recover the authorized electric distribution revenue requirements and certain other electric distribution-related authorized costs. The Utility's recovery of these revenue requirements is decoupled from the volume of sales; therefore, the Utility recognizes revenue evenly over the year, even though the level of cash collected from customers will fluctuate depending on the volume of electricity sales. During the colder months of winter there is generally an under-collection in these balancing accounts due to a lower volume of electricity sales and lower rates. During the warmer months of summer there is generally an over-collection due to a higher volume of electricity sales and higher rates.

The public purpose programs balancing accounts are primarily used to record and recover the authorized public purpose program revenue requirements and incentive awards earned by the Utility for implementing customer energy efficiency programs. The public purpose programs primarily consist of the energy efficiency programs; low-income energy efficiency programs; research, development, and demonstration programs; and renewable energy programs.

The hazardous substance balancing accounts are used to track recoverable hazardous substance remediation costs through the CPUC-approved ratemaking mechanism that authorizes the Utility to recover 90% of such costs for certain sites. The current balance represents eligible remediation costs incurred by the Utility during 2010 that are expected to be recovered during 2012. (See Note 15 below.)

The gas fixed cost balancing account is used to record and recover CPUC-authorized gas distribution revenue requirements and certain other gas distribution-related costs. Similar to the utility generation and the distribution revenue adjustment mechanism balancing accounts discussed above, the Utility's recovery of these revenue requirements is decoupled from the volume of sales. During the colder months of winter there is generally an over-collection in this balancing account primarily due to higher natural gas sales. During the warmer months of summer there is generally an under-collection primarily due to lower natural gas sales.

The Utility is generally authorized to recover 100% of its prudently incurred electric fuel and energy procurement costs. The Utility tracks energy procurement costs in balancing accounts and files annual forecasts of energy procurement costs that it expects to incur during the following year. The Utility's electric rates are set to recover such expected costs.

The balancing account for ERBs records the benefits and costs associated with bonds that are provided to, or received from, customers. This account ensures that customers receive the benefits of the net amount of energy supplier refunds, claim offsets, and other credits received by the Utility.

At December 31, 2011 and 2010, "other" primarily consisted of balancing accounts that track recovery of the authorized revenue requirements and costs related to the SmartMeterTM advanced metering project. In addition, at December 31, 2011, "other" included balancing accounts that were authorized by the 2011 GRC to track the recovery of meter reading costs.

Pacific Gas And Electric Company [Member]
Regulatory Assets, Liabilities, And Balancing Accounts

NOTE 3: REGULATORY ASSETS, LIABILITIES, AND BALANCING ACCOUNTS

Regulatory Assets

Current Regulatory Assets

At December 31, 2011 and 2010, the Utility had current regulatory assets of $1,090 million and $599 million, respectively, consisting primarily of ERBs, price risk management regulatory assets, the Utility's retained generation regulatory assets, and the electromechanical meters regulatory asset. The regulatory asset for ERBs of $336 million represents the refinancing of the regulatory asset provided for in the Chapter 11 Settlement Agreement. The Utility expects to fully recover this asset by the end of 2012 when the ERBs mature. (See Note 5 below.) The current portion of price risk management regulatory assets of $450 million represents the expected future recovery of unrealized losses related to price risk management derivative instruments over the next year. (See Note 10 below.) The Utility expects to recover these losses, as part of its energy procurement costs, as they are realized over the next year. The current portion of the Utility's retained generation regulatory assets of $62 million represents the amortization of underlying generation facilities expected to be recovered within the next 12 months. (See "Long-Term Regulatory Assets" below.) The current portion of the Utility's regulatory asset that represents the net book value of electromechanical meters of $49 million is expected to be recovered within the next 12 months.

Long-Term Regulatory Assets

Long-term regulatory assets are composed of the following:

	Balance at December 31,
(in millions)	2011	2010
Pension benefits	$2,899	$1,759
Deferred income taxes	1,444	1,250
Utility retained generation	613	666
Environmental compliance costs	520	450
Price risk management	339	424
Electromechanical meters	247	-
Unamortized loss, net of gain, on reacquired debt	163	181
Energy recovery bonds	-	735
Other	281	381

Total long-term regulatory assets	$6,506	$5,846

The regulatory asset for pension benefits represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP, which also includes amounts that otherwise would be recorded to accumulated other comprehensive loss in the Consolidated Balance Sheets. (See Note 12 below.)

The regulatory asset for deferred income taxes represents deferred income tax benefits previously passed through to customers. The CPUC requires the Utility to pass through certain tax benefits to customers by reducing rates, thereby ignoring the effect of deferred taxes. Based on current regulatory ratemaking and income tax laws, the Utility expects to recover these regulatory assets over average plant depreciation lives of 1 to 45 years.

In connection with the Chapter 11 Settlement Agreement, the CPUC authorized the Utility to recover $1.2 billion of costs related to the Utility's retained generation assets. The individual components of these regulatory assets are being amortized over the respective lives of the underlying generation facilities, consistent with the period over which the related revenues are recognized. The weighted average remaining life of the assets is 13 years.

The regulatory asset for environmental compliance costs represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP. The Utility expects to recover these costs over the next 32 years, as the environmental compliance work is performed. (See Note 15 below.)

The regulatory asset for price risk management represents the expected future recovery of unrealized losses related to price risk management derivative instruments beyond one year. The Utility expects to recover these losses as they are realized over the next 11 years. (See Note 10 below.)

The regulatory asset for electromechanical meters represents the expected future recovery of the net book value of electromechanical meters that have been replaced with SmartMeter™ devices. The Utility expects to recover this regulatory asset over the next five years.

The regulatory asset for unamortized loss, net of gain, on reacquired debt represents the expected future recovery of costs related to debt reacquired or redeemed prior to maturity with associated discount and debt issuance costs. These costs are expected to be recovered over the next 15 years, which is the remaining amortization period of the reacquired debt. The Utility expects to fully recover these costs by 2026.

The regulatory asset related to ERBs is classified as current as of December 31, 2011, as the ERBs will mature December 31, 2012. (See "Current Regulatory Assets" above).

At December 31, 2011 and 2010, "other" primarily consisted of regulatory assets relating to ARO expenses for decommissioning of the Utility's fossil fuel-fired generation facilities that are probable of future recovery through the ratemaking process; costs that the Utility incurred in terminating a 30-year power purchase agreement which are being amortized and collected in rates through September 2014; and costs incurred in relation to the Utility's plan of reorganization under Chapter 11 that became effective in April 2004 and are being amortized and collected in rates through April 2034.

In general, the Utility does not earn a return on regulatory assets if the related costs do not accrue interest. Accordingly, the Utility earns a return only on its retained generation regulatory assets, regulatory assets for electromechanical meters, and regulatory assets for unamortized loss, net of gain, on reacquired debt.

Regulatory Liabilities

Current Regulatory Liabilities

At December 31, 2011 and 2010, the Utility had current regulatory liabilities of $161 million and $81 million, respectively, primarily consisting of amounts that the Utility expects to refund to customers for over-collected electric transmission rates and amounts that the Utility expects to refund to electric transmission customers for their portion of settlements the Utility entered into with various electricity suppliers to resolve certain remaining Chapter 11 disputed claims. (See Note 13 below.) Current regulatory liabilities are included within current liabilities – other in the Consolidated Balance Sheets.

Long-Term Regulatory Liabilities

Long-term regulatory liabilities are composed of the following:

	Balance at December 31,
(in millions)	2011	2010
Cost of removal obligation	$3,460	$3,229

Recoveries in excess of ARO	611	600

Public purpose programs	499	573

Other	163	123

Total long-term regulatory liabilities	$4,733	$4,525

The regulatory liability for the Utility's cost of removal obligations represents differences between asset removal costs recorded and amounts collected in rates for those costs.

The regulatory liability for recoveries in excess of ARO represents differences between ARO expenses and amounts collected in rates for the decommissioning of the Utility's nuclear power facilities. Decommissioning costs recovered in rates are placed in nuclear decommissioning trusts. The regulatory liability for recoveries in excess of ARO also represents the deferral of realized and unrealized gains and losses on those nuclear decommissioning trust assets.

The regulatory liability for public purpose programs represents amounts received from customers designated for public purpose program costs that are expected to be incurred in the future. The public purpose programs regulatory liabilities primarily consist of amounts collected from customers to pay for costs that the Utility expects to incur in the future under energy efficiency programs designed to encourage the manufacture, design, distribution, and customer use of energy efficient appliances and other energy-using products; under the California Solar Initiative program to promote the use of solar energy in residential homes and commercial, industrial, and agricultural properties; and under the Self-Generation Incentive program to promote distributed generation technologies installed on the customer's side of the utility meter.

At December 31, 2011 and 2010, "other" primarily consisted of regulatory liabilities related to the gain associated with the Utility's acquisition of the permits and other assets related to the Gateway Generating Station as part of a settlement that the Utility entered into with Mirant Corporation and price risk management regulatory liabilities representing the expected future refund of unrealized gains related to price risk management derivative instruments with terms in excess of one year. (See Note 10 below.)

Regulatory Balancing Accounts

The Utility's current regulatory balancing accounts represent the amounts expected to be received from or refunded to the Utility's customers through authorized rate adjustments within the next 12 months. Regulatory balancing accounts that the Utility does not expect to collect or refund in the next 12 months are included in other noncurrent assets – regulatory assets and noncurrent liabilities – regulatory liabilities in the Consolidated Balance Sheets.

Current Regulatory Balancing Accounts, net

	Receivable (Payable)
	Balance at December 31,
(in millions)	2011	2010

Utility generation	$241	$303

Distribution revenue adjustment mechanism	223	145

Public purpose programs	97	164

Hazardous substance	57	38

Gas fixed cost	16	56

Energy procurement	(48)	(25)

Energy recovery bonds	(105)	(34)

Other	227	202

Total regulatory balancing accounts, net	$708	$849

The utility generation balancing account is used to record and recover the authorized revenue requirements associated with Utility-owned electric generation, including capital and related non-fuel operating and maintenance expenses. The distribution revenue adjustment mechanism balancing account is used to record and recover the authorized electric distribution revenue requirements and certain other electric distribution-related authorized costs. The Utility's recovery of these revenue requirements is decoupled from the volume of sales; therefore, the Utility recognizes revenue evenly over the year, even though the level of cash collected from customers will fluctuate depending on the volume of electricity sales. During the colder months of winter there is generally an under-collection in these balancing accounts due to a lower volume of electricity sales and lower rates. During the warmer months of summer there is generally an over-collection due to a higher volume of electricity sales and higher rates.

The public purpose programs balancing accounts are primarily used to record and recover the authorized public purpose program revenue requirements and incentive awards earned by the Utility for implementing customer energy efficiency programs. The public purpose programs primarily consist of the energy efficiency programs; low-income energy efficiency programs; research, development, and demonstration programs; and renewable energy programs.

The hazardous substance balancing accounts are used to track recoverable hazardous substance remediation costs through the CPUC-approved ratemaking mechanism that authorizes the Utility to recover 90% of such costs for certain sites. The current balance represents eligible remediation costs incurred by the Utility during 2010 that are expected to be recovered during 2012. (See Note 15 below.)

The gas fixed cost balancing account is used to record and recover CPUC-authorized gas distribution revenue requirements and certain other gas distribution-related costs. Similar to the utility generation and the distribution revenue adjustment mechanism balancing accounts discussed above, the Utility's recovery of these revenue requirements is decoupled from the volume of sales. During the colder months of winter there is generally an over-collection in this balancing account primarily due to higher natural gas sales. During the warmer months of summer there is generally an under-collection primarily due to lower natural gas sales.

The Utility is generally authorized to recover 100% of its prudently incurred electric fuel and energy procurement costs. The Utility tracks energy procurement costs in balancing accounts and files annual forecasts of energy procurement costs that it expects to incur during the following year. The Utility's electric rates are set to recover such expected costs.

The balancing account for ERBs records the benefits and costs associated with bonds that are provided to, or received from, customers. This account ensures that customers receive the benefits of the net amount of energy supplier refunds, claim offsets, and other credits received by the Utility.

At December 31, 2011 and 2010, "other" primarily consisted of balancing accounts that track recovery of the authorized revenue requirements and costs related to the SmartMeterTM advanced metering project. In addition, at December 31, 2011, "other" included balancing accounts that were authorized by the 2011 GRC to track the recovery of meter reading costs.